Other assets (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Other assets
Oil & gas well equipment, net	$ 11.1	$ 12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	2.1	1.9
Other assets	$ 13.7	$ 15.2